RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Assumptions For Novel Therapeutic Product) (Details) (Derivative Financial Instruments, Liabilities [Member], Derivative Arrangement One [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities [Member] | Derivative Arrangement One [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk-free interest rate	0.11%	0.18%
Expected volatility	48.02%	46.83%
Expected life	6 months	1 year 6 months
Expected dividend yield	0.00%	0.00%